Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	New Age Alpha Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0002013853
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 03, 2024
Prospectus Date	rr_ProspectusDate	Sep. 03, 2024
NAA Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NAA ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NAA Allocation Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been adjusted from amounts incurred during the Guggenheim Directional Allocation Fund’s most recent fiscal year to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an asset allocation fund. Under normal circumstances, the Fund uses a balanced approach to invest in a broad range of securities, including equity, debt, and securities issued and guaranteed by the U.S. government and federal agencies and instrumentalities. The Fund’s asset allocation strategy diversifies equity securities and fixed-income investments. The Fund employs a proprietary quantitative model to determine the exposure between equity and fixed income to participate in rising markets while attempting to preserve capital during market declines. The Fund’s exposure will generally be at least 20% fixed income and up to 80% equity.

Equity Allocation

Under normal circumstances, the Fund’s equity allocation pursues its objective by investing in large-capitalization securities. The Fund generally defines large market capitalization as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024. The Fund’s equity allocation will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETF”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting equity investments for the Fund, the Adviser uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 500 Index. In buying and selling securities for the Fund, the Adviser will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities. The Adviser’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

Fixed-Income Allocation

The fixed-income allocation of the Fund primarily invests in investment-grade and high-yield corporate bonds as well as government, asset-backed, mortgage-backed, and similar debt securities and money market instruments. The rating category of a security will be determined at the time of purchase. If a security is subsequently downgraded, the Fund will not be obligated to dispose of that security but may continue to hold the security if deemed appropriate by the portfolio managers. The Fund may also invest in unrated securities based on the portfolio managers’ assessment of their credit quality.

The Fund may invest in securities of “investment grade” quality. “Investment grade” quality means securities that are rated at the time of purchase Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s), BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”), an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. High-yield securities (i.e., junk bonds), often referred to as “below investment grade,” include those rated below Baa3 by Moody’s, BBB- by Standard & Poor’s, an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality.

To gain exposure to certain asset classes, the Fund may invest in varying combinations of affiliated investment companies advised by the Adviser.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized as of the close of business on or about October 25, 2024, from the Predecessor Fund, to a series of New Age Alpha Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, fundamental investment restrictions, and risks are substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 840-3937
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.naafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 14.02%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	18.52%
Lowest Quarter	March 31, 2020	-26.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

NAA Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Allocation Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Allocation Fund | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA Allocation Fund | Management Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Allocation Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Allocation Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Allocation Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Allocation Fund | Warrants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Allocation Fund | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed-Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is more significant for long-term debt securities than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is more significant for securities that are rated below investment grade or that are unrated. Below are additional risks related to fixed-income securities.

NAA Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income, other debt instrument, or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults, or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial, or political conditions in general or that affect a particular type of instrument, issuer, guarantor, or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity, and value of an instrument. The value of an instrument may also decline for reasons that relate directly to the issuer, guarantor, or counterparty, such as management performance, financial leverage, reduced demand for goods and services, or an actual or perceived change in financial condition or reputation. The issuer, guarantor, or counterparty could also suffer a rapid decline in credit rating, adversely affecting the instrument’s value, price volatility, and liquidity. Credit ratings may not be an accurate assessment of liquidity or credit risk.

NAA Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of and income generated by the investments. Interest rates may change due to various factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During rising interest rates, because changes in interest rates on adjustable-rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During declining interest rates, because the interest rates on adjustable-rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed-rate securities. Changing interest rates may adversely affect the Fund’s yield, returns, and performance. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

NAA Allocation Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this happens, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These instruments are subject to prepayment risk and offer less potential for gains during declining interest rates.

NAA Allocation Fund | High-Yield Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds (or “junk bonds”), present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. These bonds offer the potential for higher return but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may be unable to make its interest and principal payments (credit quality risk). If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income distribution may be reduced.

NAA Allocation Fund | Asset- and Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset- and Mortgage-Backed Securities Risk. The risks of investing in an asset and mortgage-backed securities include interest rate risk, extension risk, prepayment risk, and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the preceding risks.

NAA Allocation Fund | Collateralized Loan Obligations and Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed primarily by commercial loans, CLOs also bear many of the same risks as investing in loans directly. However, in addition to the risks associated with investing in commercial loans, the complex structure and highly leveraged nature of a CLO poses additional risks. The Fund’s investments in CLOs may decrease in market value when the CLO’s assets experience loan defaults or credit impairment, losses that exceed the most subordinate tranches, or market anticipation of loan defaults and investor aversion to CLO securities as a class. CDOs are structured similarly to CLOs and bear many of the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than commercial loans, including securities (such as other asset-backed securities), synthetic instruments or bonds, and may be highly leveraged.

NAA Allocation Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Allocation Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Allocation Fund | REITs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

NAA Allocation Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.70%
10 Years	rr_AverageAnnualReturnYear10	12.03%
NAA Allocation Fund | Dow Jones U.S. Large-Cap Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	15.55%
10 Years	rr_AverageAnnualReturnYear10	11.88%
NAA Allocation Fund | Guggenheim Directional Allocation IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	8.00%
NAA Allocation Fund | NAA Allocation Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVRAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,236
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,146
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	8.42%
10 Years	rr_AverageAnnualReturnYear10	6.22%
NAA Allocation Fund | NAA Allocation Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVRCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.05%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	656
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,492
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	656
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,145
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,492
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	8.75%
10 Years	rr_AverageAnnualReturnYear10	6.12%
NAA Allocation Fund | NAA Allocation Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,408
Annual Return 2014	rr_AnnualReturn2014	0.87%
Annual Return 2015	rr_AnnualReturn2015	(2.98%)
Annual Return 2016	rr_AnnualReturn2016	12.05%
Annual Return 2017	rr_AnnualReturn2017	23.45%
Annual Return 2018	rr_AnnualReturn2018	(7.44%)
Annual Return 2019	rr_AnnualReturn2019	30.46%
Annual Return 2020	rr_AnnualReturn2020	5.07%
Annual Return 2021	rr_AnnualReturn2021	27.44%
Annual Return 2022	rr_AnnualReturn2022	(17.53%)
Annual Return 2023	rr_AnnualReturn2023	11.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.41%)
1 Year	rr_AverageAnnualReturnYear01	11.01%
5 Years	rr_AverageAnnualReturnYear05	9.85%
10 Years	rr_AverageAnnualReturnYear10	7.20%
NAA Allocation Fund | NAA Allocation Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	7.97%
10 Years	rr_AverageAnnualReturnYear10	5.50%
NAA Allocation Fund | NAA Allocation Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	7.43%
10 Years	rr_AverageAnnualReturnYear10	5.26%
NAA Allocation Fund | NAA Allocation Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVFRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	756
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,690
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	9.57%
10 Years	rr_AverageAnnualReturnYear10	6.93%
NAA Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NAA LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NAA Large Cap Value Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been adjusted from amounts incurred during the Guggenheim Large Cap Value Fund’s most recent fiscal year to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.
●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETF”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 500 Value Index. In buying and selling securities for the Fund, the Adviser will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities. The Adviser’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized as of the close of business on or about October 25, 2024, from the Predecessor Fund, a series of Guggenheim Funds Trust, and the Guggenheim RBP Dividend Fund, the Guggenheim RBP Large-Cap Defensive Fund, and the Guggenheim RBP Large-Cap Value Fund, each a series of Transparent Value Trust, (together, the “Predecessor Funds”), to a series of New Age Alpha Funds Trust (the “Reorganization”). The Predecessor Fund has been determined to be the performance survivor of the Reorganization into the Fund. While the Fund’s investment objective, principal investment strategies, fundamental investment restrictions, and risks are substantially similar to each Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Funds prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 840-3937
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.naafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 8.48%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	18.64%
Lowest Quarter	March 31, 2020	-27.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

NAA Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Large Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Large Cap Value Fund | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA Large Cap Value Fund | Management Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Large Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Large Cap Value Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Large Cap Value Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Large Cap Value Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Large Cap Value Fund | Warrants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Large Cap Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Large Cap Value Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Large Cap Value Fund | REITs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

NAA Large Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Large Cap Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

NAA Large Cap Value Fund | S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.23%
5 Years	rr_AverageAnnualReturnYear05	14.12%
10 Years	rr_AverageAnnualReturnYear10	10.01%	[5]
NAA Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%	[5]
NAA Large Cap Value Fund | NAA Large Cap Value Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SECIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 582
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	863
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,021
Annual Return 2014	rr_AnnualReturn2014	8.80%
Annual Return 2015	rr_AnnualReturn2015	(5.26%)
Annual Return 2016	rr_AnnualReturn2016	21.10%
Annual Return 2017	rr_AnnualReturn2017	15.28%
Annual Return 2018	rr_AnnualReturn2018	(9.97%)
Annual Return 2019	rr_AnnualReturn2019	21.42%
Annual Return 2020	rr_AnnualReturn2020	2.57%
Annual Return 2021	rr_AnnualReturn2021	27.11%
Annual Return 2022	rr_AnnualReturn2022	(1.40%)
Annual Return 2023	rr_AnnualReturn2023	8.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.95%)
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	10.10%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1944
NAA Large Cap Value Fund | NAA Large Cap Value Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1944
NAA Large Cap Value Fund | NAA Large Cap Value Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	7.46%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1944
NAA Large Cap Value Fund | NAA Large Cap Value Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[9]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.85%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,110
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,110
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,421
1 Year	rr_AverageAnnualReturnYear01	7.05%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
NAA Large Cap Value Fund | NAA Large Cap Value Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GILCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,275
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Years	rr_AverageAnnualReturnYear05	11.45%
10 Years	rr_AverageAnnualReturnYear10	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2013
NAA Large Cap Value Fund | NAA Large Cap Value Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEGPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	737
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,654
1 Year	rr_AverageAnnualReturnYear01	8.84%
5 Years	rr_AverageAnnualReturnYear05	11.18%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
NAA Large Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NAA LARGE CORE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NAA Large Core Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been adjusted from amounts incurred during the Guggenheim StylePlus-Large Core Fund’s most recent fiscal year to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “core” characteristics. The Fund defines “core” as investments that typically represent a balance between value and growth investing. However, any particular security may have different degrees of growth or value characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.
●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields), each as compared to their industry or the overall market.
●	“large-capitalization as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles, such as mutual funds and exchange-traded funds (“ETFs”), for portfolio management purposes, including cash and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 500 Index. In buying and selling securities for the Fund, the Adviser will apply its proprietary H-Factor Scores (“H-Factor”) methodology in its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities. The Adviser’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized as of the close of business on or about October 25, 2024, from the Predecessor Fund to a series of New Age Alpha Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, fundamental investment restrictions, and risks are substantially similar to the Predecessor Fund and theoretically would have invested in a similar portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 840-3937
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.naafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 15.17%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	22.58%
Lowest Quarter	March 31, 2020	-21.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

NAA Large Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Large Core Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Large Core Fund | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA Large Core Fund | Management Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Large Core Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Large Core Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Large Core Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Large Core Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Large Core Fund | Warrants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Large Core Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Large Core Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Large Core Fund | REITs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

NAA Large Core Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Large Core Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

NAA Large Core Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

NAA Large Core Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%	[11]
NAA Large Core Fund | NAA Large Core Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SECEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[12]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 596
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	853
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,915
Annual Return 2014	rr_AnnualReturn2014	14.91%
Annual Return 2015	rr_AnnualReturn2015	1.00%
Annual Return 2016	rr_AnnualReturn2016	12.96%
Annual Return 2017	rr_AnnualReturn2017	21.94%
Annual Return 2018	rr_AnnualReturn2018	(6.85%)
Annual Return 2019	rr_AnnualReturn2019	29.62%
Annual Return 2020	rr_AnnualReturn2020	17.70%
Annual Return 2021	rr_AnnualReturn2021	28.26%
Annual Return 2022	rr_AnnualReturn2022	(21.21%)
Annual Return 2023	rr_AnnualReturn2023	26.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
1 Year	rr_AverageAnnualReturnYear01	20.72%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	10.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 1962
NAA Large Core Fund | NAA Large Core Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.51%
5 Years	rr_AverageAnnualReturnYear05	10.40%
10 Years	rr_AverageAnnualReturnYear10	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 1962
NAA Large Core Fund | NAA Large Core Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	9.90%
10 Years	rr_AverageAnnualReturnYear10	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 1962
NAA Large Core Fund | NAA Large Core Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFECX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,327
1 Year	rr_AverageAnnualReturnYear01	24.57%
5 Years	rr_AverageAnnualReturnYear05	13.30%
10 Years	rr_AverageAnnualReturnYear10	10.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
NAA Large Core Fund | NAA Large Core Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GILIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	27.08%
5 Years	rr_AverageAnnualReturnYear05	14.58%
10 Years	rr_AverageAnnualReturnYear10	11.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
NAA Large Core Fund | NAA Large Core Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFEPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
1 Year	rr_AverageAnnualReturnYear01	26.59%
5 Years	rr_AverageAnnualReturnYear05	14.19%
Since Inception	rr_AverageAnnualReturnSinceInception	10.71%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
NAA Market Neutral Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NAA MARKET NEUTRAL REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NAA Market Neutral Real Estate Fund (the “Fund”) seeks to provide capital appreciation while limiting exposure to general stock market risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been adjusted from amounts incurred during the Guggenheim Market Neutral Real Estate Fund’s most recent fiscal year to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will employ a fundamental long-short real estate strategy that seeks to neutralize exposure to general stock market risk and volatility by taking long and short positions in real estate investments. The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in (i) long and short equity securities of issuers primarily engaged in the real estate industry, such as real estate investment trusts (“REITs”); and (ii) equity-like securities, including individual securities, exchange-traded funds (“ETFs”) and derivatives, giving long and short exposure to (i.e., economic characteristics similar to) issuers primarily engaged in the real estate industry. In selecting ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy. The Fund will concentrate its investments in the real estate industry (i.e., invest more than 25% of its total assets in securities of issuers considered to be primarily engaged in the real estate industry).

The Fund will consider an issuer to be primarily engaged in the real estate industry if: (i) at least 50% of its assets, income, sales, or profits are committed to or derived from the ownership, construction, management, financing, leasing, brokering, or sale of residential, or commercial real estate, or the provision of products and services related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies or (ii) a widely recognized industry classification system provider has given the company an industry or sector classification consistent with the real estate industry.

Equity securities in which the Fund may invest include common stocks, REITs, and other investment vehicles primarily engaged in the real estate industry, ETFs, and American Depositary Receipts (“ADRs”). The Fund may also invest in exchange-traded notes (“ETNs”), giving exposure to real estate markets. The Fund may take a long position by buying a security that the Adviser believes will appreciate. Alternatively, it may sell a security short by borrowing it from a third party to sell it later at a market price. The Fund will usually obtain exposure to short positions by entering into derivative instruments. Short positions may be used to hedge long positions or to seek positive returns where the Adviser believes the security will depreciate.

The Fund may dynamically adjust its long and short exposure to the real estate markets over time based on macroeconomic, industry-specific, and other factors. The Fund’s long-short strategy is designed to reduce its overall exposure to general stock market movements and produce returns that are uncorrelated to other major asset classes. The Fund may reinvest the proceeds of its short sales by taking additional long positions.

To enhance the Fund’s exposure to real estate markets and increase the Fund’s returns, at the discretion of the Adviser, the Fund’s long and short positions in equities may be combined with investments in derivatives. The derivatives in which the Fund invests include, among other derivatives, swap agreements (some of these instruments may be traded in the over-the-counter market). These investments will be used to obtain the Fund’s short exposure. They may also hedge the Fund’s portfolio, maintain long exposure to the equity markets, increase returns, generate income, or seek to manage its volatility.

In buying and selling securities for the Fund, the Adviser may apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invests in the underpriced securities. The Adviser’s team of portfolio managers and analysts will make investment decisions based primarily on a relative value fundamental framework. A top-down approach to allocating the Fund’s assets among geographic regions and property sectors will guide these investment decisions. The Adviser will then select individual securities using a bottom-up approach, focused primarily on a relative value-oriented process that reflects the macro-level investment themes and a due diligence process that includes, among other analytical components, an assessment of issuer-specific factors such as management insight and strategic direction.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized as of the close of business on or about October 25, 2024, from the Predecessor Fund, to a series of New Age Alpha Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, fundamental investment restrictions, and risks are substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 840-3937
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.naafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 0.04%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	March 31, 2020	11.63%
Lowest Quarter	June 30, 2020	-4.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
NAA Market Neutral Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Market Neutral Real Estate Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Market Neutral Real Estate Fund | Management Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Market Neutral Real Estate Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Market Neutral Real Estate Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Market Neutral Real Estate Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Rising interest rates could result in higher costs of capital for real estate companies, which could negatively impact their ability to meet their payment obligations. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as interest rate changes by the Federal Reserve.

NAA Market Neutral Real Estate Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Market Neutral Real Estate Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Market Neutral Real Estate Fund | REITs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

NAA Market Neutral Real Estate Fund | Real Estate Industry Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Industry Concentration Risk. The real estate market's performance will significantly impact the Fund’s real estate investments. They may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions, (ii) changes in the value of real estate properties, (iii) risks related to local economic conditions, overbuilding, and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Special risks are also generally associated with commercial real estate sectors or operations. The Fund’s investments will be subject to the risks typically associated with real estate, including but not limited to the following:

NAA Market Neutral Real Estate Fund | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. Real estate companies may lack diversification due to ownership of a limited number of properties or concentration in a particular geographic region or property type.
NAA Market Neutral Real Estate Fund | Property Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Property Risk. Real estate companies may be subject to risks relating to functional obsolescence or reduced desirability of properties, extended vacancies, catastrophic events, and casualty or condemnation losses. Real estate income and values may also be greatly affected by demographic trends, changing tastes and values, or increasing vacancies or declining rents.

NAA Market Neutral Real Estate Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Real estate income and values may be adversely affected by applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, or environmental regulations, may also have a major impact on real estate.

NAA Market Neutral Real Estate Fund | Repayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repayment Risk. The prices of real estate company securities may drop because borrowers fail to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, ground lease payments, tenant improvements, third-party leasing commissions, and other capital expenditures, the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected.

NAA Market Neutral Real Estate Fund | Exchange-traded Notes Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-traded Notes Risk. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays the investor cash equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility, and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. The availability of a secondary market may limit a Fund’s decision to sell its ETN holdings. ETNs are also subject to tax risk. The timing and character of income and gains derived by a Fund from investments in ETNs may be affected by future legislation. Sometimes, an ETN share trades at a premium or discount to its market benchmark or strategy.

NAA Market Neutral Real Estate Fund | Long/Short Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Long/Short Strategy Risk. The Adviser expects to employ a “long/short” strategy for the Fund, meaning that the Fund expects to invest in both long and short positions. There is the risk that the Fund’s long or short positions will not perform as expected, and losses on one type of position could more than offset gains on the other, or both positions may suffer losses. Additionally, there can be no assurance that the Fund’s short positions will successfully hedge against portfolio risk.

NAA Market Neutral Real Estate Fund | Short Sales Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Sales Risk. The Fund expects to sell securities short. The Fund will incur a loss because of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the Fund’s investment may result in a loss. The Fund’s losses are potentially unlimited in a short-sale transaction.

NAA Market Neutral Real Estate Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and more significant than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Adviser is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. The Fund's derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.

NAA Market Neutral Real Estate Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund's costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

NAA Market Neutral Real Estate Fund | Counterparty Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Credit Risk. The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the total amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

NAA Market Neutral Real Estate Fund | Swap Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

NAA Market Neutral Real Estate Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Fund Risk. When the Fund invests in an underlying fund, including a money market fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

NAA Market Neutral Real Estate Fund | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
NAA Market Neutral Real Estate Fund | NAA Market Neutral Real Estate Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GUMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[17]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%	[18],[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 630
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	990
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,408
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,569
Annual Return 2017	rr_AnnualReturn2017	6.54%
Annual Return 2018	rr_AnnualReturn2018	(0.24%)
Annual Return 2019	rr_AnnualReturn2019	5.98%
Annual Return 2020	rr_AnnualReturn2020	6.44%
Annual Return 2021	rr_AnnualReturn2021	2.26%
Annual Return 2022	rr_AnnualReturn2022	(4.31%)
Annual Return 2023	rr_AnnualReturn2023	2.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.81%)
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
NAA Market Neutral Real Estate Fund | NAA Market Neutral Real Estate Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.82%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
NAA Market Neutral Real Estate Fund | NAA Market Neutral Real Estate Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
NAA Market Neutral Real Estate Fund | NAA Market Neutral Real Estate Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GUMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[21]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%	[18],[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.35%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,938
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	765
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,938
1 Year	rr_AverageAnnualReturnYear01	1.20%
5 Years	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
NAA Market Neutral Real Estate Fund | NAA Market Neutral Real Estate Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GUMNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%	[18],[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,948
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
NAA Market Neutral Real Estate Fund | NAA Market Neutral Real Estate Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GUMPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[18],[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,252
1 Year	rr_AverageAnnualReturnYear01	2.99%
5 Years	rr_AverageAnnualReturnYear05	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
NAA Mid Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NAA MID GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NAA Mid Growth Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been adjusted from amounts incurred during the Guggenheim StylePlus-Mid Growth Fund’s most recent fiscal year to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Mid-capitalization securities that the Adviser considers having “growth” characteristics. The Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.3 billion and $20.8 billion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder.

The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P Mid Cap 400 Growth Index. In buying and selling securities for the Fund, the Adviser will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invests in the underpriced securities. The Adviser’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized as of the close of business on or about October 25, 2024, from the Predecessor Fund, to a series of New Age Alpha Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, fundamental investment restrictions, and risks are substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 840-3937
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.naafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 7.56%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	31.82%
Lowest Quarter	March 31, 2020	-23.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

NAA Mid Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Mid Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Mid Growth Fund | Management Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Mid Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Mid Growth Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Mid Growth Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Mid Growth Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Mid Growth Fund | Warrants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Mid Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Mid Growth Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Mid Growth Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Mid Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

NAA Mid Growth Fund | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

NAA Mid Growth Fund | S&P Mid Cap 400 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	11.92%
10 Years	rr_AverageAnnualReturnYear10	9.04%	[22]
NAA Mid Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	13.81%
10 Years	rr_AverageAnnualReturnYear10	10.57%	[22]
NAA Mid Growth Fund | NAA Mid Growth Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SECUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[23]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 615
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,117
Annual Return 2014	rr_AnnualReturn2014	12.31%
Annual Return 2015	rr_AnnualReturn2015	(0.78%)
Annual Return 2016	rr_AnnualReturn2016	8.17%
Annual Return 2017	rr_AnnualReturn2017	24.14%
Annual Return 2018	rr_AnnualReturn2018	(7.28%)
Annual Return 2019	rr_AnnualReturn2019	32.42%
Annual Return 2020	rr_AnnualReturn2020	31.66%
Annual Return 2021	rr_AnnualReturn2021	13.53%
Annual Return 2022	rr_AnnualReturn2022	(27.53%)
Annual Return 2023	rr_AnnualReturn2023	26.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
1 Year	rr_AverageAnnualReturnYear01	20.39%
5 Years	rr_AverageAnnualReturnYear05	11.54%
10 Years	rr_AverageAnnualReturnYear10	9.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1969
NAA Mid Growth Fund | NAA Mid Growth Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.27%
5 Years	rr_AverageAnnualReturnYear05	8.40%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1969
NAA Mid Growth Fund | NAA Mid Growth Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1969
NAA Mid Growth Fund | NAA Mid Growth Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SUFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[25]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,534
1 Year	rr_AverageAnnualReturnYear01	24.25%
5 Years	rr_AverageAnnualReturnYear05	11.63%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
NAA Mid Growth Fund | NAA Mid Growth Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GIUIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	9.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
NAA Mid Growth Fund | NAA Mid Growth Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,791
1 Year	rr_AverageAnnualReturnYear01	25.99%
5 Years	rr_AverageAnnualReturnYear05	12.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%	[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
NAA Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NAA OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NAA Opportunity Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s portfolio turnover rate was 309% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	309.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been adjusted from amounts incurred during the Guggenheim Alpha Opportunity Fund’s most recent fiscal year to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its objective by investing in long and short positions of domestic equity and equity-related securities (including swaps and other derivative investments giving long or short exposure to domestic equity securities). The Fund will ordinarily hold simultaneous long and short positions in equity securities or securities markets that provide exposure up to a level equal to 150% of the Fund’s net assets for both the long and short positions. That level of exposure is obtained through stocks or derivatives, including swap agreements (which include but are not limited to, total return swap agreements). The Fund’s typical investment exposure ranges from net long of 80% of net asset value to net short exposure of 20% of net asset value. The overall investment exposure will change as market opportunities change and may be outside this range based on the Adviser’s view of current market conditions.

The Fund may invest in domestic equity securities, including small-, mid-, and large-capitalization securities. The Fund defines:

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.
●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.3 billion and $20.8 billion as of July 31, 2024.
●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $150 million and $8.4 billion as of July 31, 2024.

The Fund may also invest in derivative instruments, including swaps on selected baskets of equity securities, to enable it to pursue its investment objective without investing directly in the securities of companies to which the Fund is seeking exposure. The Fund may also invest in derivatives, such as options and futures contracts, to hedge or gain leveraged exposure to a particular sector, industry, market risk factor, or company or to obtain or replicate market exposure depending on market conditions. The Fund will often invest in instruments traded in the over-the-counter (“OTC”) market, which generally provides less transparency than exchange-traded instruments. The Fund also may enter into long positions or short sales of broad-based stock indices for hedging purposes to reduce the Fund’s risk or volatility through, among other instruments, exchange-traded funds (“ETFs”) and closed-end funds. In selecting funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

While the Fund anticipates investing in these securities and instruments to achieve its investment objective, the extent of the Fund’s investment in these securities and instruments may vary depending on several factors, including price, availability, and general market conditions. The Fund may hold U.S. government securities, short-term, high-quality (rated AA or higher) fixed-income instruments, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund may also enter into repurchase agreements with counterparties deemed to present acceptable credit risks.

In buying and selling securities for the Fund, the Adviser will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities. The Adviser’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized as of the close of business on or about October 25, 2024, from the Predecessor Fund, to a series of New Age Alpha Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, fundamental investment restrictions, and risks are substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 840-3937
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.naafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns - Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 9.18%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2021	9.82%
Lowest Quarter	March 31, 2020	-8.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

NAA Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Opportunity Fund | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA Opportunity Fund | Management Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Opportunity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Opportunity Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Opportunity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Opportunity Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Opportunity Fund | Warrants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Opportunity Fund | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed-Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is more significant for long-term debt securities than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is more significant for securities that are rated below investment grade or that are unrated. Below are additional risks related to fixed-income securities.

NAA Opportunity Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial, or political conditions in general or that affect a particular type of instrument, issuer, guarantor, or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity, and value of an instrument. The value of an instrument may also decline for reasons that relate directly to the issuer, guarantor, or counterparty, such as management performance, financial leverage, reduced demand for goods and services, or an actual or perceived change in financial condition or reputation. The issuer, guarantor, or counterparty could also suffer a rapid decline in credit rating, adversely affecting the instrument’s value, price volatility, and liquidity. Credit ratings may not be an accurate assessment of liquidity or credit risk.

NAA Opportunity Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of and income generated by the investments. Interest rates may change due to various factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During rising interest rates, because changes in interest rates on adjustable-rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During declining interest rates, because the interest rates on adjustable-rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed-rate securities. Changing interest rates may adversely affect the Fund’s yield, returns, and performance. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

NAA Opportunity Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this happens, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These instruments are subject to prepayment risk and offer less potential for gains during declining interest rates.

NAA Opportunity Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Opportunity Fund | Long/Short Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Long/Short Strategy Risk. The Adviser expects to employ a “long/short” strategy for the Fund, meaning that the Fund expects to invest in both long and short positions. There is the risk that the Fund’s long or short positions will not perform as expected, and losses on one type of position could more than offset gains on the other, or both positions may suffer losses. Additionally, there can be no assurance that the Fund’s short positions will successfully hedge against portfolio risk.

NAA Opportunity Fund | Short Sales Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Sales Risk. The Fund expects to sell securities short. The Fund will incur a loss because of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the Fund’s investment may result in a loss. The Fund’s losses are potentially unlimited in a short-sale transaction.

NAA Opportunity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and more significant than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Adviser is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. The Fund's derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.

NAA Opportunity Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund's costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

NAA Opportunity Fund | Counterparty Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Credit Risk. The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the total amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

NAA Opportunity Fund | Swap Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

NAA Opportunity Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Fund Risk. When a Fund invests in an underlying fund, including a money market fund, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, a Fund will incur higher expenses, which may be duplicative. Although each underlying money market fund in which a Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

NAA Opportunity Fund | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

NAA Opportunity Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

NAA Opportunity Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s net asset value (“NAV”). Futures are also subject to leverage and liquidity risks.

NAA Opportunity Fund | U.S. Government Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government-sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of the ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency or that the price of the Fund’s shares will not fluctuate.

NAA Opportunity Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.

NAA Opportunity Fund | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	1.26%	[27]
NAA Opportunity Fund | Morningstar Long/Short Equity Category Average (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	3.25%	[27]
NAA Opportunity Fund | NAA Opportunity Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[28]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%	[29],[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,484
Annual Return 2014	rr_AnnualReturn2014	9.69%
Annual Return 2015	rr_AnnualReturn2015	(4.61%)
Annual Return 2016	rr_AnnualReturn2016	12.84%
Annual Return 2017	rr_AnnualReturn2017	7.48%
Annual Return 2018	rr_AnnualReturn2018	(11.25%)
Annual Return 2019	rr_AnnualReturn2019	(2.26%)
Annual Return 2020	rr_AnnualReturn2020	0.18%
Annual Return 2021	rr_AnnualReturn2021	14.38%
Annual Return 2022	rr_AnnualReturn2022	(8.65%)
Annual Return 2023	rr_AnnualReturn2023	8.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.45%)
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	1.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2003
NAA Opportunity Fund | NAA Opportunity Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2003
NAA Opportunity Fund | NAA Opportunity Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2003
NAA Opportunity Fund | NAA Opportunity Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[32]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%	[29],[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.46%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	781
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,913
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	781
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,913
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2003
NAA Opportunity Fund | NAA Opportunity Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%	[29],[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,752
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2008
NAA Opportunity Fund | NAA Opportunity Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAOSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[29],[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,101
1 Year	rr_AverageAnnualReturnYear01	8.80%
5 Years	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
NAA Risk Managed Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NAA RISK MANAGED REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NAA Risk Managed Real Estate Fund (the “Fund”) seeks to provide total return through capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been adjusted from amounts incurred during the Guggenheim Risk Managed Real Estate Fund’s most recent fiscal year to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in (i) long and short equity securities of issuers primarily engaged in the real estate industry, such as real estate investment trusts (“REITs”); and (ii) equity-like securities, including individual securities, exchange-traded funds (“ETFs”) and derivatives, giving exposure to (i.e., economic characteristics similar to) issuers primarily engaged in the real estate industry. The Fund seeks to manage investment risk by taking both long and short positions in real estate investments. In selecting ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy. The Fund will concentrate its investments in the real estate industry (i.e., invest more than 25% of its total assets in securities of issuers considered to be primarily engaged in the real estate industry).

The Fund will consider an issuer to be primarily engaged in the real estate industry if: (i) at least 50% of its assets, income, sales, or profits are committed to or derived from the ownership, construction, management, financing, leasing, brokering, or sale of residential or commercial real estate, or the provision of products and services related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies or (ii) a widely recognized industry classification system provider has given the company an industry or sector classification consistent with the real estate industry.

Equity securities in which the Fund may invest include common stocks, REITs, and other investment vehicles primarily engaged in the real estate industry, ETFs, exchange-traded notes (“ETNs”) giving exposure to real estate markets, and American Depositary Receipts (“ADRs”). The Fund may take a long position by buying a security that the Adviser believes will appreciate. Alternatively, it may sell a security short by borrowing it from a third party to sell it later at a market price. The Fund may also obtain exposure to long and short positions by entering into swap agreements (including, but not limited to, total return swap agreements). Short positions may be used to hedge long positions or to seek positive returns where the Adviser believes the security will depreciate.

To enhance the Fund’s exposure to real estate markets and to seek to increase the Fund’s returns, at the discretion of the Adviser, the Fund’s long and short positions in equities may be combined with investments in derivatives, which may include, among other derivatives: swap agreements (including, among other types of swaps, total return swaps); options on securities, futures contracts, and stock indices; and stock index futures contracts (some of these instruments may be traded in the over-the-counter market). These investments may hedge the Fund’s portfolio, maintain exposure to the equity markets, increase returns, generate income, or seek to manage the portfolio's volatility. The Fund intends to borrow from banks to take larger positions and to seek an enhanced return.

In buying and selling securities for the Fund, the Adviser may apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities. The Adviser’s team of portfolio managers will make investment decisions based primarily on a fundamental relative value framework. A top-down approach to allocating the Fund’s assets among geographic regions and property sectors will guide these investment decisions. The Adviser will then select individual securities using a bottom-up approach, focused primarily on a relative value-oriented process that reflects the macro-level investment themes and a due diligence process that includes, among other analytical components, an assessment of issuer-specific factors such as management insight and strategic direction.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized as of the close of business on or about October 25, 2024, from the Predecessor Fund, to a series of New Age Alpha Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, fundamental investment restrictions, and risks are substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 840-3937
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.naafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is (2.03)%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2023	16.06%
Lowest Quarter	June 30, 2022	-15.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

NAA Risk Managed Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA Risk Managed Real Estate Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA Risk Managed Real Estate Fund | Management Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA Risk Managed Real Estate Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA Risk Managed Real Estate Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA Risk Managed Real Estate Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA Risk Managed Real Estate Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA Risk Managed Real Estate Fund | Warrants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA Risk Managed Real Estate Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Rising interest rates could result in higher costs of capital for real estate companies, which could negatively impact their ability to meet their payment obligations. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as interest rate changes by the Federal Reserve.

NAA Risk Managed Real Estate Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA Risk Managed Real Estate Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA Risk Managed Real Estate Fund | REITs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

NAA Risk Managed Real Estate Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA Risk Managed Real Estate Fund | Real Estate Industry Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Industry Concentration Risk. The real estate market's performance will significantly impact the Fund’s real estate investments. They may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions, (ii) changes in the value of real estate properties, (iii) risks related to local economic conditions, overbuilding, and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Special risks are also generally associated with commercial real estate sectors or operations. The Fund’s investments will be subject to the risks typically associated with real estate, including but not limited to the following:

NAA Risk Managed Real Estate Fund | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. Real estate companies may lack diversification due to ownership of a limited number of properties or concentration in a particular geographic region or property type.
NAA Risk Managed Real Estate Fund | Property Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Property Risk. Real estate companies may be subject to risks relating to functional obsolescence or reduced desirability of properties, extended vacancies, catastrophic events, and casualty or condemnation losses. Real estate income and values may also be greatly affected by demographic trends, changing tastes and values, or increasing vacancies or declining rents.

NAA Risk Managed Real Estate Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Real estate income and values may be adversely affected by applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, or environmental regulations, may also have a major impact on real estate.

NAA Risk Managed Real Estate Fund | Repayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repayment Risk. The prices of real estate company securities may drop because borrowers fail to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, ground lease payments, tenant improvements, third-party leasing commissions, and other capital expenditures, the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected.

NAA Risk Managed Real Estate Fund | Exchange-traded Notes Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-traded Notes Risk. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays the investor cash equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility, and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. The availability of a secondary market may limit a Fund’s decision to sell its ETN holdings. ETNs are also subject to tax risk. The timing and character of income and gains derived by a Fund from investments in ETNs may be affected by future legislation. Sometimes, an ETN share trades at a premium or discount to its market benchmark or strategy.

NAA Risk Managed Real Estate Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and more significant than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Adviser is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. The Fund's derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.

NAA Risk Managed Real Estate Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund's costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

NAA Risk Managed Real Estate Fund | Counterparty Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Credit Risk. The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the total amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

NAA Risk Managed Real Estate Fund | Swap Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

NAA Risk Managed Real Estate Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s net asset value (“NAV”). Futures are also subject to leverage and liquidity risks.

NAA Risk Managed Real Estate Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. The Fund may be exposed to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods for several reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Foreign currencies may decline in value relative to the U.S. dollar and other currencies, affecting the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.  Currency derivatives may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency being hedged, thereby affecting the Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose not to hedge its currency risks.

NAA Risk Managed Real Estate Fund | FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.73%
5 Years	rr_AverageAnnualReturnYear05	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%	[34]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GURAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[35]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%	[36],[37]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%	[38]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.59%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 629
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,292
Annual Return 2015	rr_AnnualReturn2015	(3.59%)
Annual Return 2016	rr_AnnualReturn2016	9.27%
Annual Return 2017	rr_AnnualReturn2017	9.89%
Annual Return 2018	rr_AnnualReturn2018	(4.25%)
Annual Return 2019	rr_AnnualReturn2019	25.17%
Annual Return 2020	rr_AnnualReturn2020	1.40%
Annual Return 2021	rr_AnnualReturn2021	41.69%
Annual Return 2022	rr_AnnualReturn2022	(24.02%)
Annual Return 2023	rr_AnnualReturn2023	12.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.66%)
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GURCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[40]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%	[36],[37]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%	[38]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.29%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 332
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	716
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,634
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	716
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,228
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,634
1 Year	rr_AverageAnnualReturnYear01	10.83%
5 Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GURIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%	[36],[37]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%	[38]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,562
1 Year	rr_AverageAnnualReturnYear01	13.00%
5 Years	rr_AverageAnnualReturnYear05	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GURPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%	[36],[37]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[38]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,950
1 Year	rr_AverageAnnualReturnYear01	12.55%
5 Years	rr_AverageAnnualReturnYear05	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
NAA SMid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NAA SMID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NAA SMid Cap Value Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been adjusted from amounts incurred during the Guggenheim SMid Cap Value Fund’s most recent fiscal year to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Small- and Mid-capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.3 billion and $20.8 billion as of July 31, 2024.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $150 million and $8.4 billion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common and preferred shares of the issuing company, typically at the option of the security holder The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 1000 Value Index. In buying and selling securities for the Fund, the Adviser will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities. The Adviser’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized as of the close of business on or about October 25, 2024, from the Predecessor Fund, to a series of New Age Alpha Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, fundamental investment restrictions, and risks are substantially similar to the Predecessor Fund and theoretically would have invested in a similar portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 840-3937
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.naafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 2.85%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	23.94%
Lowest Quarter	March 31, 2020	-31.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

NAA SMid Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA SMid Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA SMid Cap Value Fund | Management Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA SMid Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA SMid Cap Value Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA SMid Cap Value Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA SMid Cap Value Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA SMid Cap Value Fund | Warrants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA SMid Cap Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA SMid Cap Value Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA SMid Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA SMid Cap Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

NAA SMid Cap Value Fund | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

NAA SMid Cap Value Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

NAA SMid Cap Value Fund | S&P 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.27%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	8.85%	[41]
NAA SMid Cap Value Fund | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.98%
5 Years	rr_AverageAnnualReturnYear05	10.79%
10 Years	rr_AverageAnnualReturnYear10	7.42%	[41]
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[42]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[43]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 587
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,091
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,843
Annual Return 2014	rr_AnnualReturn2014	0.53%
Annual Return 2015	rr_AnnualReturn2015	(7.52%)
Annual Return 2016	rr_AnnualReturn2016	26.83%
Annual Return 2017	rr_AnnualReturn2017	13.33%
Annual Return 2018	rr_AnnualReturn2018	(13.08%)
Annual Return 2019	rr_AnnualReturn2019	26.81%
Annual Return 2020	rr_AnnualReturn2020	3.56%
Annual Return 2021	rr_AnnualReturn2021	23.67%
Annual Return 2022	rr_AnnualReturn2022	(1.95%)
Annual Return 2023	rr_AnnualReturn2023	9.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.42%)
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05	10.64%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	9.53%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	8.18%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEVSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[45]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[43]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,306
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	10.79%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SVUIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[43]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	526
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,180
1 Year	rr_AverageAnnualReturnYear01	9.57%
5 Years	rr_AverageAnnualReturnYear05	12.07%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEVPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[43]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%	[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
NAA World Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NAA WORLD EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NAA World Equity Income Fund (the “Fund”) seeks total return comprised of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and additional fees to financial intermediaries, which are not reflected in the table and example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Predecessor Fund’s portfolio turnover rate was 156% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been adjusted from amounts incurred during the Guggenheim World Equity Income Fund’s most recent fiscal year to reflect estimated current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through the expiration date described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities. Generally, the Fund intends to invest in dividend-yielding equity securities. The Fund is not limited in the percentage of assets it may invest in securities listed, traded, or dealt in any one country, region, or geographic area, and it may invest in several countries throughout the world, including emerging markets.

While the Fund tends to focus its investments in equity securities of large capitalization companies, it can also invest in companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. At times, the Fund may thus invest a significant portion of its assets in small- and mid-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, REITs, preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADS”), convertible securities and warrants. Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder.

The Fund invests in securities denominated in a wide variety of currencies.

The Fund may invest in various investment vehicles, such as exchange-traded funds (“ETFs”) and other mutual funds, to manage its cash position or gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

The Fund may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in non-equity securities of foreign or U.S. issuers. These investments may include both investment-grade and high-yield fixed income securities.

The Fund may invest in securities of “investment grade” quality. “Investment grade” quality means securities that are rated at the time of purchase Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s), BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”), an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. High-yield securities, often referred to as “below investment grade,” include those rated below Baa3 by Moody’s, BBB- by Standard & Poor’s, an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality.

The Fund will seek to reduce its interest rate or foreign currency exposure by engaging in transactions and derivatives designed to hedge against adverse movements in interest rates or foreign currencies, including forward foreign currency contracts, spot market transactions, currency futures, swaps, and options. At times, the Fund may engage in extensive foreign currency hedging transactions.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P Developed BMI Index. In buying and selling securities for the Fund, the Adviser will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities. The Adviser’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized as of the close of business on or about October 25, 2024, from the Predecessor Fund, to a series of New Age Alpha Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, fundamental investment restrictions, and risks are substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 840-3937
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.naafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 9.57%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	16.67%
Lowest Quarter	March 31, 2020	-23.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

NAA World Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
NAA World Equity Income Fund | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

NAA World Equity Income Fund | Large-Capitalization Company Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

NAA World Equity Income Fund | Management Style Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Style Risk. The Adviser’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

NAA World Equity Income Fund | Equity Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

NAA World Equity Income Fund | Investment Company Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

NAA World Equity Income Fund | Preferred Stock Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

NAA World Equity Income Fund | Convertible Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

NAA World Equity Income Fund | Warrants Risk [Member]
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Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

NAA World Equity Income Fund | Fixed-Income Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Fixed-Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is more significant for long-term debt securities than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is more significant for securities that are rated below investment grade or that are unrated. Below are additional risks related to fixed-income securities.

NAA World Equity Income Fund | Credit Risk [Member]
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Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial, or political conditions in general or that affect a particular type of instrument, issuer, guarantor, or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity, and value of an instrument. The value of an instrument may also decline for reasons that relate directly to the issuer, guarantor, or counterparty, such as management performance, financial leverage, reduced demand for goods and services, or an actual or perceived change in financial condition or reputation. The issuer, guarantor, or counterparty could also suffer a rapid decline in credit rating, adversely affecting the instrument’s value, price volatility, and liquidity. Credit ratings may not be an accurate assessment of liquidity or credit risk.

NAA World Equity Income Fund | Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of and income generated by the investments. Interest rates may change due to various factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During rising interest rates, because changes in interest rates on adjustable-rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During declining interest rates, because the interest rates on adjustable-rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed-rate securities. Changing interest rates may adversely affect the Fund’s yield, returns, and performance. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

NAA World Equity Income Fund | Prepayment Risk [Member]
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Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this happens, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These instruments are subject to prepayment risk and offer less potential for gains during declining interest rates.

NAA World Equity Income Fund | High-Yield Bond Risk [Member]
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High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds (or “junk bonds”), present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. These bonds offer the potential for higher return but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may be unable to make its interest and principal payments (credit quality risk). If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income distribution may be reduced.

NAA World Equity Income Fund | Foreign Securities Risk [Member]
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Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

NAA World Equity Income Fund | Depositary Receipt Risk [Member]
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Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

NAA World Equity Income Fund | Options Risk [Member]
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Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

NAA World Equity Income Fund | Derivatives Risk [Member]
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Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and more significant than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Adviser is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. The Fund's derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.

NAA World Equity Income Fund | Leverage Risk [Member]
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Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund's costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

NAA World Equity Income Fund | Counterparty Credit Risk [Member]
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Counterparty Credit Risk. The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the total amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

NAA World Equity Income Fund | Swap Agreements Risk [Member]
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Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

NAA World Equity Income Fund | Mid-Capitalization Company Risk [Member]
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Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

NAA World Equity Income Fund | Small Capitalization Company Risk [Member]
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Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

NAA World Equity Income Fund | Futures Contracts Risk [Member]
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Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s net asset value (“NAV”). Futures are also subject to leverage and liquidity risks.

NAA World Equity Income Fund | Foreign Currency Risk [Member]
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Foreign Currency Risk. The Fund may be exposed to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods for several reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Foreign currencies may decline in value relative to the U.S. dollar and other currencies, affecting the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.  Currency derivatives may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency being hedged, thereby affecting the Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose not to hedge its currency risks.

NAA World Equity Income Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. Non-U.S. securities may be subject to additional risks due to, among other things, political, social, and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting, and audit environments. These additional risks may be heightened concerning emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting, auditing, and financial record-keeping standards or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may differ from investments in developed markets. A lack of reliable information, rights, and remedies increases the risk of investing in emerging markets compared to more developed ones.

NAA World Equity Income Fund | Foreign Currency Forward Contracts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments under a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Using foreign currency forward contracts may expose the Fund to additional risks, such as credit, liquidity, and counterparty risks, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.

NAA World Equity Income Fund | S&P Developed BMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.32%
5 Years	rr_AverageAnnualReturnYear05	12.62%
10 Years	rr_AverageAnnualReturnYear10	8.71%	[47]
NAA World Equity Income Fund | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.79%	[48]
5 Years	rr_AverageAnnualReturnYear05	12.80%	[48]
10 Years	rr_AverageAnnualReturnYear10	8.60%	[47],[48]
NAA World Equity Income Fund | NAA World Equity Income Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEQAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[49]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%	[50]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%	[51]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 589
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,178
Annual Return 2014	rr_AnnualReturn2014	4.62%
Annual Return 2015	rr_AnnualReturn2015	(0.98%)
Annual Return 2016	rr_AnnualReturn2016	9.75%
Annual Return 2017	rr_AnnualReturn2017	14.70%
Annual Return 2018	rr_AnnualReturn2018	(8.69%)
Annual Return 2019	rr_AnnualReturn2019	21.01%
Annual Return 2020	rr_AnnualReturn2020	6.14%
Annual Return 2021	rr_AnnualReturn2021	21.33%
Annual Return 2022	rr_AnnualReturn2022	(9.28%)
Annual Return 2023	rr_AnnualReturn2023	12.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.39%)
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	8.58%
10 Years	rr_AverageAnnualReturnYear10	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1993
NAA World Equity Income Fund | NAA World Equity Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.90%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1993
NAA World Equity Income Fund | NAA World Equity Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1993
NAA World Equity Income Fund | NAA World Equity Income Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[52]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%	[50]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.92%	[51]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 295
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,588
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	678
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,187
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,588
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
NAA World Equity Income Fund | NAA World Equity Income Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%	[50]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%	[51]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,472
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	9.94%
10 Years	rr_AverageAnnualReturnYear10	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
NAA World Equity Income Fund | NAA World Equity Income Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEQPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%	[50]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%	[51]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,803
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Years	rr_AverageAnnualReturnYear05	9.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%	[53]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015

[1]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	Other Expenses have been adjusted from amounts incurred during the Guggenheim Directional Allocation Fund’s most recent fiscal year to reflect estimated current expenses. The Guggenheim Directional Allocation Fund, a series of Transparent Value Trust, is the predecessor to the Fund (the “Predecessor Fund”).
[3]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.45%, Class C – 2.05%, Institutional Class – 1.05%, and Class P – 1.30%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[4]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[5]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[6]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[7]	Other Expenses have been adjusted from amounts incurred during the Guggenheim Large Cap Value Fund’s most recent fiscal year to reflect estimated current expenses. The Trust determined that the Guggenheim Large Cap Value Fund, a series of Guggenheim Funds Trust, was the accounting and performance survivor of a reorganization that took place as of the close of business on or about October 25, 2024 (the “Reorganization”). As a result, it is referred to as the predecessor to the Fund (the “Predecessor Fund”). In addition to the Predecessor Fund, the Reorganization included the Guggenheim RBP Dividend Fund, the Guggenheim RBP Large-Cap Defensive Fund, and the Guggenheim RBP Large-Cap Value Fund, each a series of Transparent Value Trust, (together, the “Predecessor Funds”).
[8]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.10%, Class C – 1.85%, Institutional Class – 0.85%, and Class P – 1.10%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[9]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[10]	Performance reflects return since inception of Class P shares.
[11]	The performance of the benchmark index is shown for the same periods as shown for the performance of Class A shares.
[12]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[13]	Other Expenses have been adjusted from amounts incurred during the Guggenheim StylePlus-Large Core Fund’s most recent fiscal year to reflect estimated current expenses. The Guggenheim StylePlus-Large Core Fund, a series of Guggenheim Funds Trust, is the predecessor to the Fund (the “Predecessor Fund”).
[14]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[15]	Performance reflects return since inception of Class P shares.
[16]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[17]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[18]	Other Expenses have been adjusted from amounts incurred during the Guggenheim Market Neutral Real Estate Fund’s most recent fiscal year to reflect estimated current expenses. The Guggenheim Market Neutral Real Estate Fund, a series of Guggenheim Funds Trust, is the predecessor to the Fund (the “Predecessor Fund”).
[19]	The costs of investing in derivatives is an indirect expense that is not included in the above fee table or in the Example below. The total indirect cost of investing in derivatives is estimated to be less than 0.01% for the current fiscal year. Actual expenses may differ from this estimate.
[20]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.60%, Class C – 2.35%, Institutional Class – 1.35%, and Class P – 1.60%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[21]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[22]	The performance of the benchmark index is shown for the same periods as shown for the performance of Class A shares.
[23]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[24]	Other Expenses have been adjusted from amounts incurred during the Guggenheim StylePlus-Mid Growth Fund’s most recent fiscal year to reflect estimated current expenses. The Guggenheim Style-Plus Mid Growth Fund, a series of Guggenheim Funds Trust, is the predecessor to the Fund (the “Predecessor Fund”).
[25]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[26]	Performance reflects return since inception of Class P shares.
[27]	Performance of the benchmark index and category average is shown for the same periods as shown for performance of Class A shares.
[28]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[29]	Other Expenses have been adjusted from amounts incurred during the Guggenheim Alpha Opportunity Fund’s most recent fiscal year to reflect estimated current expenses. The Guggenheim Alpha Opportunity Fund, a series of Guggenheim Funds Trust, is the predecessor to the Fund (the “Predecessor Fund”).
[30]	The costs of investing in derivatives is an indirect expense that is not included in the above fee table or in the Example below. The total indirect cost of investing in derivatives is estimated to be less than 0.01% for the current fiscal year. Actual expenses may differ from this estimate.
[31]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.71%, Class C – 2.46%, Institutional Class – 1.41%, and Class P – 1.71%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[32]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[33]	Performance reflects return since inception of Class P shares.
[34]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[35]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[36]	Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to an anticipated change in implementation for the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments. The costs of investing in derivatives is an indirect expense that is not included in the above fee table or the Example below. The total indirect cost of investing in derivatives is estimated to be less than 0.01% for the current fiscal year. Actual expenses may differ from this estimate.
[37]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock and to record the payment as an expense.
[38]	Other Expenses have been adjusted from amounts incurred during the Guggenheim Risk Managed Real Estate Fund’s most recent fiscal year to reflect estimated current expenses. The Guggenheim Risk Managed Real Estate Fund, a series of Guggenheim Funds Trust, is the predecessor to the Fund (the “Predecessor Fund”).
[39]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.24%, Class C – 1.94%, Institutional Class – 0.92%, and Class P – 1.25%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[40]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[41]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[42]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[43]	Other Expenses have been adjusted from amounts incurred during the Guggenheim SMid Cap Value Fund’s most recent fiscal year to reflect estimated current expenses. The Guggenheim SMid Cap Value Fund, a series of Guggenheim Funds Trust, is the predecessor to the Fund (the “Predecessor Fund”).
[44]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.15%, Class C – 2.00%, Institutional Class – 0.92%, and Class P – 1.21%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[45]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[46]	Performance reflects return since inception of Class P shares.
[47]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[48]	The MSCI World Index (Net) returns reflect reinvested dividends net of foreign withholding taxes, but reflect no deductions for fees, expenses or other taxes. The returns are calculated by applying withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.
[49]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[50]	Other Expenses have been adjusted from amounts incurred during the Guggenheim World Equity Income Fund’s most recent fiscal year to reflect estimated current expenses. The Guggenheim World Equity Income Fund, a series of Guggenheim Funds Trust, is the predecessor to the Fund (the “Predecessor Fund”).
[51]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A 1.17%, Class C – 1.92%, Institutional Class – 0.92%, and Class P – 1.17%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[52]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[53]	Performance reflects return since inception of Class P shares.